Significant accounting policies (Details Narrative) - USD ($)	6 Months Ended	9 Months Ended
	Jan. 31, 2025	Oct. 31, 2025
Cash	$ 59,073	$ 220
Cash equivalents	0	0
Cash, FDIC Insured Amount	250,000	250,000
Transaction costs		2,635,148
Underwriting commissions	$ 1,500,000	1,725,000
Legal and other offering costs		$ 806,109
Ordinary Shares [Member]
Number of shares sold		8,625,000